Employee future benefits - Future Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	$ 4,914
Included in profit or loss
Employee future benefit plan expense	(226)	$ (230)
Other
Net defined benefit liability (asset), ending balance	4,299	4,914
Defined benefit pension plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	4,794	4,971
Included in profit or loss
Current service cost	57	32
Interest cost (income)	166	194
Benefits payable	0	0
Employee future benefit plan expense	223	226
Actuarial loss (gain) arising from:
Demographic assumptions	(49)	(99)
Financial assumptions	(1,331)	1,300
Experience adjustment	(2)	111
Return on plan assets excluding interest income	1,075	(1,055)
Plan expenses	0	0
Remeasurement (gains) losses	(307)	257
Other
Contributions paid by the employer	(495)	(660)
Payments in respect of settlements, net defined benefit liability (asset)	0	0
Other total	(495)	(660)
Net defined benefit liability (asset), ending balance	4,215	4,794
Defined benefit pension plan | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	17,603	16,253
Included in profit or loss
Current service cost	57	32
Interest cost (income)	621	658
Benefits payable	0	0
Employee future benefit plan expense	678	690
Actuarial loss (gain) arising from:
Demographic assumptions	(49)	(99)
Financial assumptions	(1,331)	1,300
Experience adjustment	(2)	111
Return on plan assets excluding interest income	0	0
Plan expenses	(35)	(55)
Remeasurement (gains) losses	(1,417)	1,257
Other
Contributions paid by the employer	0	0
Payments in respect of settlements, net defined benefit liability (asset)	(609)	(597)
Other total	(609)	(597)
Net defined benefit liability (asset), ending balance	16,255	17,603
Defined benefit pension plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	(12,809)	(11,282)
Included in profit or loss
Current service cost	0	0
Interest cost (income)	(455)	(464)
Benefits payable	0	0
Employee future benefit plan expense	(455)	(464)
Actuarial loss (gain) arising from:
Demographic assumptions	0	0
Financial assumptions	0	0
Experience adjustment	0	0
Return on plan assets excluding interest income	1,075	(1,055)
Plan expenses	35	55
Remeasurement (gains) losses	1,110	(1,000)
Other
Contributions paid by the employer	(495)	(660)
Payments in respect of settlements, net defined benefit liability (asset)	609	597
Other total	114	(63)
Net defined benefit liability (asset), ending balance	(12,040)	(12,809)
Other post-retirement benefit plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	120	196
Included in profit or loss
Interest cost (income)	3	4
Employee future benefit plan expense	3	4
Actuarial loss (gain) arising from:
Demographic assumptions	0	(1)
Financial assumptions	(5)	3
Experience adjustment	7	(53)
Remeasurement (gains) losses	2	(51)
Other
Contributions paid by the employer	(41)	(29)
Payments in respect of settlements, net defined benefit liability (asset)	0	0
Other total	(41)	(29)
Net defined benefit liability (asset), ending balance	84	120
Other post-retirement benefit plan | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	120	196
Included in profit or loss
Interest cost (income)	3	4
Employee future benefit plan expense	3	4
Actuarial loss (gain) arising from:
Demographic assumptions	0	(1)
Financial assumptions	(5)	3
Experience adjustment	7	(53)
Remeasurement (gains) losses	2	(51)
Other
Contributions paid by the employer	0	0
Payments in respect of settlements, net defined benefit liability (asset)	(41)	(29)
Other total	(41)	(29)
Net defined benefit liability (asset), ending balance	84	120
Other post-retirement benefit plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	0	0
Included in profit or loss
Interest cost (income)	0	0
Employee future benefit plan expense	0	0
Actuarial loss (gain) arising from:
Demographic assumptions	0	0
Financial assumptions	0	0
Experience adjustment	0	0
Remeasurement (gains) losses	0	0
Other
Contributions paid by the employer	(41)	(29)
Payments in respect of settlements, net defined benefit liability (asset)	41	29
Other total	0	0
Net defined benefit liability (asset), ending balance	$ 0	$ 0